Income Taxes - (Earnings From Continuing Operations Before Income Taxes) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings from continuing operations before income taxes	$ 200.9	$ 232.7	$ 301.1	$ 386.7	$ 401.7
United States
Earnings from continuing operations before income taxes			201.8	254.9	273.5
International
Earnings from continuing operations before income taxes			$ 99.3	$ 131.8	$ 128.2